Digital Assets - Schedule of Digital Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Digital Assets [Line Items]
Digital assets	$ 1,335	$ 1,085
DOGE [Member]
Schedule of Digital Assets [Line Items]
Digital assets	28
LTC [Member]
Schedule of Digital Assets [Line Items]
Digital assets	4
Bitcoin BTC [Member]
Schedule of Digital Assets [Line Items]
Digital assets	$ 1,303	$ 1,085